Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per common share
	Year Ended December 31,
	2021	2020	2019
Net income (loss)	$36,262	$30,426	$(16,991)

Basic earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Basic earnings (loss) per share	$0.10	$0.08	$(0.05)

Diluted earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Dilutive effect of stock options	65,599	21,687	—
Diluted weighted average shares outstanding	432,250	385,013	363,326
Diluted earnings (loss) per share	$0.08	$0.08	$(0.05)

Schedule of diluted net loss per share
	Year Ended December 31,
	2021	2020	2019
Stock options	54	4,329	15,200
Warrants	125	—	—